Derivative Instruments (Details) kr in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NOK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 NOK (kr)
Interest rate swap contracts
Derivative Instruments
Notional amount	$ 440.6		$ 451.2
Carrying amount of derivative asset	28.8		29.4
Foreign exchange forward contracts
Derivative Instruments
Notional amount | kr		kr 25.7		kr 0.0
Carrying amount of derivative liabilities	$ 0.1		$ 0.0